Note 3 - Acquisition (Details Textual) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended	12 Months Ended
		Nov. 14, 2024	Sep. 18, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2027
Proceeds from Lines of Credit						$ 0	$ 242,500	$ 5,000
Revolving Credit Facility [Member]
Proceeds from Lines of Credit				$ 240,000
Enercon Technologies, Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired		80.00%
Business Combination, Price of Acquisition, Expected			$ 320,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 10,000
Payments to Acquire Businesses, Net of Adjustments		325,600
Business Acquisition, Transaction Costs		$ 85,600
Business Combination, Acquisition Related Costs							12,900
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory					$ 2,400			2,400
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment					3,700
Business Acquisition, Goodwill, Tax Deductible Period (Year)		15 years
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	[1]	$ 72,354
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					20,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					1,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory, Net of Tax								$ 1,800
Redeemable Noncontrolling Interest, Equity, Fair Value		72,400			$ 80,600	$ 93,200	$ 80,600
Enercon Technologies, Ltd [Member] | FF3 [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-Term Debt		$ 4,900
Enercon Technologies, Ltd [Member] | Market Price Risk Adjustment [Member]
Redeemable Noncontrolling Interest, Measurement Input		0.084
Enercon Technologies, Ltd [Member] | Measurement Input, Price Volatility [Member]
Redeemable Noncontrolling Interest, Measurement Input		0.51
Enercon Technologies, Ltd [Member] | Forward Rate [Member]
Redeemable Noncontrolling Interest, Measurement Input		0.0408
Enercon Technologies, Ltd [Member] | Earnout Payment [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 5,000
Business Combination, Contingent Consideration, Liability		3,300
Enercon Technologies, Ltd [Member] | Revolving Credit Facility [Member]
Proceeds from Lines of Credit		240,000
Enercon Technologies, Ltd [Member] | Forecast [Member]
Business Acquisition, Percentage of Voting Interests Acquired									20.00%
Enercon Technologies, Ltd [Member] | Full Achievement of Earnout [Member] | Earnout Payment [Member]
Business Combination, Contingent Consideration, Liability		5,000
Enercon Technologies, Ltd [Member] | Above 90% and Less Than 100% Achievement of Earnout [Member] | Earnout Payment [Member]
Business Combination, Contingent Consideration, Liability		2,500
Enercon Technologies, Ltd [Member] | Less than 90% of Earnout [Member] | Earnout Payment [Member]
Business Combination, Contingent Consideration, Liability		$ 0

[1]	In connection with its acquisition of Enercon, the Company recorded a redeemable noncontrolling interest which was initially recorded at a fair value of $72.4 million as of the acquisition date utilizing the Monte Carlo simulation. Inputs to this valuation approach included the projected EBITDA (as defined in the Purchase Agreement) for fiscal year 2026, a market price risk adjustment for the EBITDA of 8.4%, an EBITDA volatility measure of 51% and a forward rate of 4.08%.